Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
Prospectus Date	rr_ProspectusDate	Feb. 21, 2025
Document Creation Date	dei_DocumentCreationDate	Mar. 03, 2025